DISPOSAL OF A SUBSIDIARY (Details)				1 Months Ended	6 Months Ended			12 Months Ended
	Feb. 21, 2020 USD ($)	Feb. 21, 2020 CNY (¥)	Sep. 26, 2019 USD ($) subsidiary	Sep. 30, 2019 subsidiary	Jun. 30, 2020 USD ($)	Jun. 30, 2020 CNY (¥)	Jun. 30, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Sep. 26, 2019 CNY (¥)
DISPOSAL OF A SUBSIDIARY
Number of subsidiaries disposed of				3
Gain on disposal					$ 54,420,106	¥ 384,483,491	¥ 1,206,925	$ 173,364	¥ 1,206,925	¥ 10,473,159	¥ 0
The9 Computer, C9I Shanghai and Shanghai Kaie
DISPOSAL OF A SUBSIDIARY
Number of subsidiaries disposed of			3
Total consideration			$ 70,800,000									¥ 493,000,000
Gain on disposal	$ 54,400,000	¥ 384,500,000
Remaining percentage of consideration expected to be received in May 2020	10.00%	10.00%